Capital Stock (Details) - Successor - USD ($)	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Common stock issued for cash - shares	49,200,000
Proceeds from the sale of stock	$ 492,000	$ 25,000
Common Stock Issued for consulting agreement - Shares	125,000
Common Stock Issued for license agreement - Shares	80,000,000
Represents the monetary amount of StockIssuedForLicenseAgreement, during the indicated time period.	$ 47,591
Represents the monetary amount of CommonStockIssuedForLongTermLicenseAgreement, during the indicated time period.	$ 2,208,614
Common Stock Issued For Settlement of Debt - Shares	239,575,884
Common Stock Issued For Reverse Acquisition - Shares	1,358,670,942
Common stock shares issued	1,853,461,281		125,889,455
Common stock shares outstanding	1,853,459,981		125,888,155